Operating Segments (Narrative) (Details)	12 Months Ended
Dec. 31, 2018
PV Plants [Member]
Disclosure of geographical areas [line items]
Production capacity	Approximately 22.6MWp aggregate installed capacity of photovoltaic power plants in Italy, approximately 7.9MWp aggregate installed capacity of photovoltaic power plants in Spain and a photovoltaic power plant of approximately 9 MWp installed capacity in Israel.
Dorad Energy Ltd [Member]
Disclosure of geographical areas [line items]
Proportion of ownership interest	9.375%
Production capacity	Production capacity of approximately 850 MW, located south of Ashkelon, Israel.
Anaerobic digestion plants [Member]
Disclosure of geographical areas [line items]
Production capacity	51% of Groen Gas Goor B.V. and of Groen Gas Oude-Tonge B.V., project companies developing and operating anaerobic digestion plants with a green gas production capacity of approximately 375 Nm3/h, in Goor, the Netherlands and 475 Nm3/h, in Oude Tonge, the Netherlands, respectively.
Anaerobic digestion plants [Member]
Disclosure of geographical areas [line items]
Production capacity	75% of a project to construct a 156 MW pumped storage hydro power plant in the Manara Cliff, Israel.